Concentration of Risks (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Concentration of Risks
Minimum number of years for economic reform policies pursuing by PRC government	20 years
Percentage of appreciation (depreciation) of US dollar against RMB	1.60%	5.00%	(5.80%)